Derivative financial instruments (Details 1) - Cash flow hedge derivatives [Member]	12 Months Ended
Dec. 31, 2018 USD ($) bbl
Disclosure Of Derivative Financial Instruments [Line Items]
Nominal Amount of the hedging instrument | bbl	3,599
Change in fair value (effective hedge)	$ 398
Over the Counter [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Nominal Amount of the hedging instrument | bbl	3,528
Change in fair value (effective hedge)	$ 404
Change in fair value (ineffective hedge)	$ 2
Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Nominal Amount of the hedging instrument | bbl	71
Change in fair value (effective hedge)	$ (6)
Change in fair value (ineffective hedge)	$ (2)